Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 235,371	$ 170,614
Work in process	66,510	69,910
Finished goods	703,429	677,110
Health care supplies	202,657	197,920
Inventories	$ 1,207,967	$ 1,115,554